S000017009 [Member] Expense Example, No Redemption - Franklin Multi-Asset Variable Conservative Growth	Dec. 31, 2025 USD ($)
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 60
Expense Example, No Redemption, 3 Years	189
Expense Example, No Redemption, 5 Years	330
Expense Example, No Redemption, 10 Years	739
Class II
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	86
Expense Example, No Redemption, 3 Years	268
Expense Example, No Redemption, 5 Years	466
Expense Example, No Redemption, 10 Years	$ 1,038